Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value
Common Stocks - 98.9%
Aerospace & Defense - 0.9%
Raytheon Co.	4,678	$613,520
Teledyne Technologies, Inc.*	113	33,591
		647,111
Air Freight & Logistics - 0.2%
United Parcel Service, Inc., Class B	1,745	163,018
Airlines - 0.1%
Copa Holdings SA, Class A	1,881	85,190
Automobiles - 0.5%
General Motors Co.	565	11,741
Tesla, Inc.*	691	362,084
		373,825
Banks - 0.2%
Western Alliance Bancorp	3,585	109,737
Beverages - 0.3%
Monster Beverage Corp.*	1,752	98,567
PepsiCo, Inc.	679	81,548
		180,115
Biotechnology - 5.4%
AbbVie, Inc.	14,959	1,139,726
Alexion Pharmaceuticals, Inc.*	3,091	277,541
Biogen, Inc.*	1,934	611,879
Gilead Sciences, Inc.	6,569	491,098
Incyte Corp.*	4,456	326,313
Regeneron Pharmaceuticals, Inc.*	341	166,507
Vertex Pharmaceuticals, Inc.*	3,131	745,022
		3,758,086
Building Products - 0.4%
Allegion PLC	377	34,691
AO Smith Corp.	3,332	125,983
Trane Technologies PLC	1,593	131,566
		292,240
Capital Markets - 1.3%
Cboe Global Markets, Inc.	566	50,515
Charles Schwab Corp. (The)	411	13,818
CME Group, Inc.	900	155,619
LPL Financial Holdings, Inc.	607	33,039
S&P Global, Inc.	2,176	533,229
SEI Investments Co.	2,162	100,187
		886,407
Chemicals - 1.7%
Air Products & Chemicals, Inc.	583	116,372
Axalta Coating Systems Ltd.*	21,541	372,013
Sherwin-Williams Co. (The)	1,534	704,904
		1,193,289
Commercial Services & Supplies - 0.8%
Cintas Corp.	2,136	369,998
Republic Services, Inc.	1,299	97,503
Waste Connections, Inc.	862	66,805
		534,306

	Shares/ Principal	Fair Value

Communications Equipment - 1.8%
Arista Networks, Inc.*	531	$107,554
Ciena Corp.*	1,482	58,998
Cisco Systems, Inc.	27,895	1,096,553
		1,263,105
Consumer Finance - 0.8%
Ally Financial, Inc.	16,281	234,935
Synchrony Financial	21,399	344,310
		579,245
Containers & Packaging - 0.1%
Ball Corp.	1,426	92,205
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc.*	1,202	122,604
Service Corp. International	1,092	42,708
ServiceMaster Global Holdings, Inc.*	5,913	159,651
		324,963
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc., Class B*	841	153,760
Voya Financial, Inc.	3,145	127,530
		281,290
Electrical Equipment - 0.3%
AMETEK, Inc.	1,974	142,168
Emerson Electric Co.	394	18,774
Sensata Technologies Holding PLC*	2,656	76,838
		237,780
Electronic Equipment, Instruments & Components - 0.9%
CDW Corp.	322	30,033
Keysight Technologies, Inc.*	7,090	593,291
		623,324
Energy Equipment & Services - 0.0%†
TechnipFMC PLC	4,646	31,314
Entertainment - 1.4%
Netflix, Inc.*	1,381	518,565
Roku, Inc.*	579	50,651
Zynga, Inc., Class A*	54,893	376,017
		945,233
Equity Real Estate Investment - 4.3%
American Homes 4 Rent, Class A	18,774	435,557
Camden Property Trust	5,688	450,717
Douglas Emmett, Inc.	4,745	144,770
Duke Realty Corp.	8,208	265,775
Empire State Realty Trust, Inc., Class A	27,087	242,699
Equity LifeStyle Properties, Inc.	6,458	371,206
Essex Property Trust, Inc.	310	68,274
Invitation Homes, Inc.	15,230	325,465
SBA Communications Corp.	2,108	569,097
Sun Communities, Inc.	1,269	158,435
		3,031,995
Food & Staples Retailing - 2.4%
Casey’s General Stores, Inc.	3,408	451,526

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Food & Staples Retailing (continued)
Costco Wholesale Corp.	4,125	$1,176,161
US Foods Holding Corp.*	2,868	50,792
		1,678,479
Food Products - 0.0%†
TreeHouse Foods, Inc.*	663	29,271
Health Care Equipment & Supplies - 2.7%
Align Technology, Inc.*	1,758	305,804
Edwards Lifesciences Corp.*	3,811	718,831
Hologic, Inc.*	4,537	159,249
STERIS PLC	1,034	144,729
Teleflex, Inc.	1,310	383,646
West Pharmaceutical Services, Inc.	939	142,963
		1,855,222
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	1,498	132,573
Anthem, Inc.	2,401	545,123
Cigna Corp.	1,490	263,998
HCA Healthcare, Inc.	532	47,800
Humana, Inc.	1,007	316,218
Molina Healthcare, Inc.*	291	40,656
UnitedHealth Group, Inc.	3,053	761,357
Universal Health Services, Inc., Class B	4,251	421,189
		2,528,914
Hotels, Restaurants & Leisure - 0.7%
Chipotle Mexican Grill, Inc.*	657	429,941
Dunkin’ Brands Group, Inc.	761	40,409
		470,350
Household Durables - 0.2%
DR Horton, Inc.	3,397	115,498
Whirlpool Corp.	310	26,598
		142,096
Household Products - 1.0%
Church & Dwight Co., Inc.	1,483	95,179
Procter & Gamble Co. (The)	5,423	596,530
		691,709
Insurance - 0.8%
Alleghany Corp.	81	44,740
American Financial Group, Inc.	301	21,094
Aon PLC	2,215	365,564
Athene Holding Ltd., Class A*	3,713	92,157
Cincinnati Financial Corp.	267	20,145
		543,700
Interactive Media & Services - 7.7%
Alphabet, Inc., Class A*	1,135	1,318,813
Alphabet, Inc., Class C*	1,908	2,218,642
Facebook, Inc., Class A*	10,781	1,798,271
		5,335,726
Internet & Direct Marketing Retail - 7.6%
Amazon.com, Inc.*	2,466	4,808,010

	Shares/ Principal	Fair Value

Internet & Direct Marketing Retail (continued)
eBay, Inc.	15,469	$464,998
		5,273,008
IT Services - 9.0%
Alliance Data Systems Corp.	4,842	162,933
Automatic Data Processing, Inc.	6,155	841,266
Black Knight, Inc.*	4,935	286,526
Booz Allen Hamilton Holding Corp.	2,228	152,930
Cognizant Technology Solutions Corp., Class A	1,658	77,047
DXC Technology Co.	3,716	48,494
FleetCor Technologies, Inc.*	335	62,491
International Business Machines Corp.	4,573	507,283
Mastercard, Inc., Class A	2,215	535,055
Okta, Inc.*	4,113	502,855
PayPal Holdings, Inc.*	11,528	1,103,691
Square, Inc., Class A*	4,988	261,272
VeriSign, Inc.*	3,189	574,307
Visa, Inc., Class A	7,151	1,152,169
		6,268,319
Life Sciences Tools & Services - 1.7%
Illumina, Inc.*	2,712	740,702
IQVIA Holdings, Inc.*	3,104	334,797
Thermo Fisher Scientific, Inc.	352	99,827
		1,175,326
Machinery - 0.6%
Allison Transmission Holdings, Inc.	4,867	158,713
Illinois Tool Works, Inc.	1,549	220,144
Snap-on, Inc.	205	22,308
		401,165
Media - 1.9%
Cable One, Inc.	32	52,608
Charter Communications, Inc., Class A*	607	264,840
Comcast Corp., Class A	18,010	619,184
Liberty Broadband Corp., Class C*	784	86,805
Liberty Global PLC, Class C*	20,117	316,038
		1,339,475
Metals & Mining - 0.1%
Alcoa Corp.*	8,260	50,882
Multiline Retail - 1.4%
Dollar General Corp.	3,390	511,924
Target Corp.	5,033	467,918
		979,842
Multi-Utilities - 0.7%
CMS Energy Corp.	247	14,511
DTE Energy Co.	2,017	191,555
Public Service Enterprise Group, Inc.	5,643	253,427
		459,493
Pharmaceuticals - 1.3%
Horizon Therapeutics PLC*	3,008	89,097
Jazz Pharmaceuticals PLC*	1,730	172,550

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Pharmaceuticals (continued)
Merck & Co., Inc.	7,957	$612,212
		873,859
Professional Services - 1.7%
CoreLogic, Inc.	875	26,723
CoStar Group, Inc.*	629	369,355
IHS Markit Ltd.	5,706	342,360
TransUnion	7,128	471,731
		1,210,169
Road & Rail - 1.6%
JB Hunt Transport Services, Inc.	740	68,250
Norfolk Southern Corp.	963	140,598
Old Dominion Freight Line, Inc.	267	35,046
Union Pacific Corp.	6,022	849,343
		1,093,237
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc.*	6,772	307,991
Applied Materials, Inc.	5,162	236,523
Lam Research Corp.	1,731	415,440
NVIDIA Corp.	4,499	1,185,936
QUALCOMM, Inc.	3,823	258,626
Universal Display Corp.	1,590	209,530
		2,614,046
Software - 15.3%
Adobe, Inc.*	4,185	1,331,834
DocuSign, Inc.*	1,023	94,525
Fair Isaac Corp.*	887	272,921
FireEye, Inc.*	6,565	69,458
Fortinet, Inc.*	2,781	281,354
Intuit, Inc.	2,925	672,750
Microsoft Corp.	41,179	6,494,340
NortonLifeLock, Inc.	10,195	190,749
Oracle Corp.	4,359	210,671
Paycom Software, Inc.*	238	48,078
Proofpoint, Inc.*	1,331	136,547
ServiceNow, Inc.*	1,276	365,676
SS&C Technologies Holdings, Inc.	2,429	106,439
Workday, Inc., Class A*	1,979	257,705
Zscaler, Inc.*	1,489	90,621
		10,623,668
Specialty Retail - 1.9%
Best Buy Co., Inc.	699	39,843
Home Depot, Inc. (The)	5,708	1,065,741
Lowe’s Cos., Inc.	2,882	247,996
		1,353,580
Technology Hardware, Storage & Peripherals - 8.8%
Apple, Inc.	24,062	6,118,726
NetApp, Inc.	620	25,848
		6,144,574

	Shares/ Principal	Fair Value

Tobacco - 0.2%
Altria Group, Inc.	3,156	$122,042
Total Common Stocks (Cost - $65,824,660)		68,891,930
Short-Term Investments - 0.7%
Money Market Funds - 0.7%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(a) (Cost - $495,281)	495,281	495,281
Total Investments - 99.6% (Cost - $66,319,941)		$69,387,211
Other Assets Less Liabilities - Net 0.4%		248,089
Total Net Assets - 100.0%		$69,635,300

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company